Operating leases	12 Months Ended
Dec. 31, 2024
Operating leases
Operating leases

8.   Operating leases

The following are the types of contracts the Company has, which are accounted for under lease guidance, ASC 842:

Time charter-in contracts: Long term operating leases

The Company sold the Ardmore Sealeader, the Ardmore Sealifter and Ardmore Sealancer on June 5, 2022, July 16, 2022 and July 31, 2022, respectively and subsequently chartered the vessels back from the buyer for a period of 24 months, with an option to extend for a further 12 months. On March 8, 2024, the Company exercised its option to extend the charter-in period for the renamed Hansa Sealeader by an additional 12 months, starting from July 5, 2024. In April 2024, the Company exercised its options to extend the charter-in period for the renamed Hansa Sealifter and Hansa Sealancer by an additional 12 months, starting from August 17, 2024 and September 1, 2024 respectively. Chartered-in vessels include both lease and non-lease components.  The lease component relates to the cost to a lessee to control the use of the vessel and the non-lease components relate to the cost to the lessee for the lessor to operate the vessel.  For time charters-in, the Company has elected to separate lease and non-lease components. During the year ended December 31, 2024, revenue recognized on vessels that have been time-chartered in was $50.0 million (2023: $43.6 million)

Operating leases are included in operating lease, right-of-use (“ROU”) asset, current portion of operating lease obligations, and non-current portion of operating lease obligations in the Company’s consolidated balance sheets.

The ROU asset represents our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.  Lease expense for lease payments is recognized on a straight-line basis over the lease term.

As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate used by the Company of 4.5% is obtained independently and is comparable with what the Company would have had to borrow at the time of the transactions to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The weighted average remaining lease term for the chartered-in vessels is 0.6 years.

The Company makes significant judgments and assumptions to separate the lease component from the non-lease component of its time chartered-in vessels. The Company uses readily determinable and observable data for the purposes of determining the standalone cost of the vessel lease and operating service components of the Company’s time charters.  The Company proportionately allocates the consideration of the contract to lease and non-lease components based on their relative standalone prices.

Time charter-in contracts: Short term operating leases

The Company entered into a short term lease agreement in September 2023 to charter-in a vessel for a period of 12 months with the option to extend for a further six months. The Company elected the practical expedient of FASB Accounting Standards Codification 842- Leases (“ASC 842”), which allows for leases with an initial lease term of 12 months or less to be excluded from the operating lease right-of-use assets and lease liabilities. The Company recognizes the lease costs for all vessel-related operating leases as charter hire expenses, split between lease and non-lease components, on the consolidated statements of operations on a straight-line basis over the lease term. For office operating leases, the Company has elected to combine lease and non-lease components on the consolidated balance sheets.

Office leases

The Company’s consolidated balance sheets include a right-of-use asset and a corresponding liability for operating lease contracts for the Company’s offices in Cork, Ireland, Singapore and Houston, Texas. For office operating leases, the Company has elected to combine lease and non-lease components on the consolidated balance sheets. The discount rate used to measure the lease liability is the incremental cost of borrowing since the rate implicit in the lease cannot be determined. The Company has used a weighted average discount rate of 4% as a basis for determining the lease liability.

Lease costs recorded in the consolidated statement of operations

There was $15.1 million of operating lease costs and $8.2 million of short-term lease costs recorded during the year ended December 31, 2024 (2023: $13.4 million and $6.8 million respectively and 2022: $6.5 million and $9.0 million respectively). Of this, $22.7 million was recorded in charter-hire costs (2023: $19.6 million and 2022: $15.0 million), and $0.6 million was recorded in General and administrative expenses (2023: $0.6 million and 2022: $0.5 million) in the consolidated statements of operations.

The liabilities described below are denominated in various currencies. The weighted average remaining term of the office leases as of December 31, 2024 was 2.6 years. Under ASC 842, the right-of-use asset is a nonmonetary asset and is remeasured using the exchange rate as of the commencement date of the lease. The operating lease liability is a monetary liability and is remeasured quarterly using the current exchange rates, with changes recognized in a manner consistent with other foreign-currency-denominated liabilities in general and administrative expenses in the consolidated statements of operations.

	As of December 31
In thousands of U.S. Dollars	2024	2023
Non-Current Assets
Operating lease, right-of-use asset - Time Charter in Vessels	4,418	3,492
Operating lease, right-of-use asset - Offices	1,159	1,007
	5,577	4,499

Lease liabilities - Current portion
Current portion of lease liabilities - Time Charter in Vessels	4,418	3,492
Current portion of lease liabilities - Offices	547	315
	4,965	3,807

Lease liabilities - Non-current portion
Non-current portion of lease liabilities - Time Charter in Vessels	—	—
Non-current portion of lease liabilities - Offices	476	510
	476	510

Total operating lease, right of use assets	5,577	4,499

Total lease liabilities	5,441	4,317

As of December 31, 2024, the Company had the following maturity of operating lease obligations:

As of
December 31
In thousands of U.S. Dollars	2024
2025	5,032
2026	348
2027	59
2028	37
2029 - 2030	77
Total lease payments	5,553
Less imputed interest	(112)
Present value of lease liabilities	5,441